Business Segment Information (Tables)	12 Months Ended
Sep. 30, 2017
Business Segment Information
Schedule of business segment financial data

Business segment financial data is as follows (in millions):

	Year Ended
	September 30,
	2017	2016	2015
Sales:
Cubic Transportation Systems	$578.6	$586.4	$566.8
Cubic Global Defense Systems	360.2	374.7	369.6
Cubic Mission Solutions	168.9	109.5	92.5
Total sales	$1,107.7	$1,070.6	$1,028.9

Operating income (loss):
Cubic Transportation Systems	$39.8	$57.5	$75.9
Cubic Global Defense Systems	28.1	19.9	15.3
Cubic Mission Solutions	(9.3)	(37.0)	3.1
Unallocated corporate expenses	(56.0)	(52.0)	(33.9)
Total operating income (loss)	$2.6	$(11.6)	$60.4

Assets:
Cubic Transportation Systems	$335.1	$338.2	$410.0
Cubic Global Defense Systems	280.1	211.8	195.9
Cubic Mission Solutions	390.5	404.4	145.3
Corporate	156.4	364.8	351.5
Discontinued Operations	174.2	185.5	197.6
Total assets	$1,336.3	$1,504.7	$1,300.3

Depreciation and amortization:
Cubic Transportation Systems	$8.8	$8.2	$10.8
Cubic Global Defense Systems	10.4	7.5	7.8
Cubic Mission Solutions	23.8	21.2	9.3
Corporate	5.0	3.4	1.3
Total depreciation and amortization	$48.0	$40.3	$29.2

Capital expenditures:
Cubic Transportation Systems	$6.9	$2.2	$2.0
Cubic Global Defense Systems	5.9	6.8	0.5
Cubic Mission Solutions	1.7	2.1	0.1
Corporate	22.4	21.0	19.6
Total expenditures for long-lived assets	$36.9	$32.1	$22.2

Schedule of sales by geographic area

Years ended September 30,	2017	2016	2015

Geographic Information:
Sales (a):
United States	$522.8	$471.6	$397.8
United Kingdom	219.4	243.0	282.4
Canada	31.5	44.6	17.5
Australia	175.6	154.0	164.6
Middle East	64.8	71.0	67.7
Far East	47.9	40.0	39.3
Other	45.7	46.4	59.6
Total sales	$1,107.7	$1,070.6	$1,028.9
(a)	Sales are attributed to countries or regions based on the location of customers.

Schedule of long-lived assets by country

Years ended September 30,	2017	2016	2015
Long-lived assets, net:
United States	$100.6	$83.9	$59.3
United Kingdom	11.7	9.4	8.6
Other foreign countries	7.3	5.3	4.3
Total long-lived assets, net	$119.6	$98.6	$72.2

Schedule of restructuring charges (reversals) incurred by business segment

Restructuring charges incurred by business segment were as follows (in millions):

	Year Ended
	September 30,
	2017	2016	2015

Restructuring costs:
Cubic Transportation Systems	$0.4	$1.0	$0.6
Cubic Global Defense Systems	0.9	0.3	4.6
Unallocated corporate expenses and other	1.0	—	0.5
Total restructuring costs	$2.3	$1.3	$5.7

Summary of the activity relating to the restructuring liability and employee separation expenses

A summary of the activity relating to the restructuring liability and employee separation expenses, which is included within accrued compensation and other current liabilities within our Consolidated Balance Sheet, is as follows (in thousands):

Employee Separation
Balance as of October 1, 2015	$1,893
Accrued costs	1,278
Cash payments	(2,618)
Balance as of September 30, 2016	553
Accrued costs	2,260
Cash payments	(1,838)
Balance as of September 30, 2017	$975